Borrowings and debt - Schedule of maturity analysis contractual undiscounted cash flows of the lease liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	$ 22,607	$ 24,053
Short-term	996	1,244
Long-term	16,737	17,555
Lease liabilities included in the consolidated statement of financial position	17,733	18,799
Due within 1 year
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	1,574	2,058
After 1 year but within 5 years
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	7,262	10,641
After 5 years but within 10 years
Disclosure of Long term borrowings Terms [Line Items]
Total undiscounted lease liabilities	$ 13,771	$ 11,354